Transactions with related parties - Summarizes Consolidated Group's transactions with related parties (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Transactions with related parties
Assets	kr 25,511	kr 19,121
Liabilities	3,673	3,641
Interest income	946	778
Swedish State
Transactions with related parties
Assets	13,652	8,999
Liabilities	3,673	3,641
Interest income	457	325
Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	11,859	10,122
Interest income	489	453
Settlement debt against the State
Transactions with related parties
Liabilities	3,673	3,641
Settlement debt against the State | Swedish State
Transactions with related parties
Liabilities	3,673	3,641
Cash
Transactions with related parties
Assets	1,000	1,000
Interest income	94	97
Cash | Swedish State
Transactions with related parties
Assets	1,000	1,000
Interest income	94	97
Treasuries/government bonds
Transactions with related parties
Assets	1,650
Interest income	23	6
Treasuries/government bonds | Swedish State
Transactions with related parties
Assets	1,650
Interest income	23	6
Other interest-bearing securities except loans
Transactions with related parties
Assets	13,099	9,469
Interest income	399	269
Other interest-bearing securities except loans | Swedish State
Transactions with related parties
Assets	10,994	7,996
Interest income	340	222
Other interest-bearing securities except loans | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	2,105	1,473
Interest income	59	47
Loans in the form of interest-bearing securities
Transactions with related parties
Assets	6,088	5,782
Interest income	248	248
Loans in the form of interest-bearing securities | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	6,088	5,782
Interest income	248	248
Loans to credit institutions
Transactions with related parties
Assets	3,029	2,207
Interest income	146	126
Loans to credit institutions | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	3,029	2,207
Interest income	146	126
Loans to the public
Transactions with related parties
Assets	637	660
Interest income	36	32
Loans to the public | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	637	660
Interest income	36	32
Settlement claim against the State
Transactions with related parties
Assets	8	3
Settlement claim against the State | Swedish State
Transactions with related parties
Assets	kr 8	kr 3